DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net unrealized loss associated with cash flow hedges	$ 6,649	$ 2,164
Outstanding forward and options collar contracts	45,000	60,000
Outstanding forward contracts	$ 0	$ 0